Supplemental Cash Flow Information - Details of Income Taxes (Paid) Received (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of income taxes [line items]
Operating activities	$ (49)	$ (8)	$ (114)	$ (43)
Investing activities	(1)		(1)
Total income taxes paid	(62)	(33)	(169)	(95)
Discontinued operations [member]
Disclosure of income taxes [line items]
Operating activities	$ (12)	$ (25)	$ (54)	$ (52)